RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the six months ended June 30,
	2020	2021	2021
	RMB	RMB	US$
Interest from loan to the subsidiary of Loto Interactive	129	—	—
Other operating income from management service provided to the subsidiary of Loto Interactive	127	—	—
	256	—	—